Related-party balances and transactions (Details 2) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UOL shared service costs
Disclosure of transactions between related parties [line items]
Revenue	R$ 0	R$ 0	R$ 0
Expense	121,809	141,915	134,277
UOL sales of service
Disclosure of transactions between related parties [line items]
Revenue	3,115	3,221	2,878
Expense	83,462	92,664	80,820
UOL deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	20,251	3,797	2,970
Digital Services UOL S.A. - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	2,339	2,887	49,665
Compasso UOL S.A.
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	136,726	102,912	0
UOL Edtech Tecnologia Educacional S.A- Deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	15,753	9,695	0
Web Jump Desing em Informática Ltda
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	931	0	0
Ingresso.com Ltda
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	954	0	0
Invillia Desenvolvimento de produtos Digitais Ltda – Deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	2,096	0	0
Affiliated companies - Transfolha Transpotadora e Distribuição Ltda
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense	0	12,447	23,571
Others
Disclosure of transactions between related parties [line items]
Revenue	885	1,013	603
Expense	11,263	4,082	2,926
Total
Disclosure of transactions between related parties [line items]
Revenue	4,000	4,234	3,481
Expense	R$ 395,584	R$ 370,399	R$ 294,229